Financial instruments (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Other current financial assets	$ 348,069	$ 505,490
Financial assets at amortised cost [member]
Financial instruments [Line Items]
Other current financial assets	345,459	485,689
Financial assets at amortised cost [member] | Banco de Credito e Inversiones [Member]
Financial instruments [Line Items]
Other current financial assets	185,589	185,400
Financial assets at amortised cost [member] | Banco Santander [Member]
Financial instruments [Line Items]
Other current financial assets	45,168	74,365
Financial assets at amortised cost [member] | Banco Itau - Corpbanca [Member]
Financial instruments [Line Items]
Other current financial assets	49,006	120,628
Financial assets at amortised cost [member] | Banco Security [Member]
Financial instruments [Line Items]
Other current financial assets	0	17,964
Financial assets at amortised cost [member] | Banco de Chile [Member]
Financial instruments [Line Items]
Other current financial assets	0	18,026
Financial assets at amortised cost [member] | Banco Estado [Member]
Financial instruments [Line Items]
Other current financial assets	0	15,126
Financial assets at amortised cost [member] | Scotiabank Sud Americano [Member]
Financial instruments [Line Items]
Other current financial assets	31,668	54,180
Financial assets at amortised cost [member] | JP Morgan Asset Management [Member]
Financial instruments [Line Items]
Other current financial assets	$ 34,028	$ 0